As filed with the Securities and Exchange Commission on January 18, 2019

1933 Act Registration No. 33-39659

1940 Act Registration No. 811-6292

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 65 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 65

UBS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 882-3000

MARK F. KEMPER, ESQ.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Telephone: (212) 698-3500

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to Rule 485(b)

☐ On           pursuant to Rule 485(b)

☐ 60 days after filing pursuant to Rule 485(a)(1)

☐ On           pursuant to Rule 485(a)(1)

☐ 75 days after filing pursuant to Rule 485(a)(2)

☐ On            pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐                          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class A and P Shares of Beneficial Interest of UBS U.S. Allocation Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois, on the 18th day of January, 2019.

UBS INVESTMENT TRUST

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Alan S. Bernikow	Trustee	January 18, 2019
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	January 18, 2019
Richard R. Burt*

/s/ Meyer Feldberg	Trustee and Chairman of the Board of Trustees	January 18, 2019
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	January 18, 2019
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	January 18, 2019
Heather R. Higgins*

/s/ Joanne M. Kilkeary	Vice President, Treasurer and Principal Accounting Officer	January 18, 2019
Joanne M. Kilkeary

/s/ Igor Lasun	President	January 18, 2019
Igor Lasun**

*                               Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 22, 2010 and incorporated by reference from Post-Effective Amendment No. 31 to PACE Select Advisors Trust registration statement, SEC File No. 33-87254, filed November 26, 2010.

**                        Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 19, 2018 and incorporated by reference from Post-Effective Amendment No. 52 to PACE Select Advisors Trust registration statement, SEC File No. 33-87254, filed November 28, 2018.

UBS INVESTMENT TRUST

EXHIBIT INDEX

EX-101.INS                    XBRL Instance Document

EX-101.SCH               XBRL Taxonomy Extension Schema Document

EX-101.CAL               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                 XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                 XBRL Taxonomy Extension Presentation Linkbase